Inventory - Schedule of Inventory (Details) - CIK 0001441693 Pro Farm Group, Inc - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventory [Line Items]
Raw materials	$ 4,370	$ 3,311
Work in progress	1,317	671
Finished goods	5,215	4,651
Inventories	$ 10,902	$ 8,633